Accrued liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Fuel and traffic accrued expenses	$ 92,965	$ 81,235
Maintenance and aircraft parts accrued expenses	44,257	40,131
Sales, marketing and distribution accrued expenses	29,770	19,019
Deferred revenue from “v.club” membership	27,802	20,850
Salaries and benefits	27,670	24,295
Accrued administrative expenses	26,913	30,718
Corsia accrued liability	8,486	1,029
Information and communication accrued expenses	5,207	3,598
Others	2,475	144
Maintenance deposits	1,781	1,612
Supplier services agreement	1,432	761
Benefits from suppliers	431
Total current accrued liabilities	$ 269,189	$ 223,392